Revenue from contracts with customers - Schedule of revenue through different channels (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenues from Crude oil sales	$ 2,384,912	$ 1,573,069	$ 1,097,316
Revenues from Natural gas sales	83,104	71,756	67,290
Revenues from LPG sales	6,181	2,943	4,168
Total revenue from contracts with customers	2,474,197	1,647,768	1,168,774
Other Sales Channels [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	2,474,197	1,647,768	1,168,774
Exports of crude oil [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	1,494,529	807,526	642,155
Local crude oil for refineries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	890,383	765,543	455,161
Exports of natural gas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	11,876	19,858	20,359
Local natural gas for industries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	71,228	51,898	46,931
LPG sales [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue from contracts with customers	$ 6,181	$ 2,943	$ 4,168